Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other operating expenses [Abstract]
Disclosure of detailed information about other operating expenses [Table Text Block]

(Million euro)	2025	2024	Var. 25/24	2023	Var. 24/23
Subcontracted work	3,772	3,550	222	3,337	213
Leases	296	257	39	251	6
Repairs and maintenance	85	75	10	82	(7)
Independent professional services	495	454	41	485	(31)
Changes in provisions for liabilities (Note 6.3)	10	(36)	46	53	(89)
Other operating expenses	541	631	(90)	670	(39)
Total other operating expenses	5,199	4,931	268	4,878	53